UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/15 (Unaudited)

REPURCHASE AGREEMENTS (23.7%)(a)
				Principal amount	Value

Interest in $329,000,000 joint tri-party repurchase agreement dated 6/30/15 with Citigroup Global Markets, Inc. due 7/1/15 - maturity value of $97,000,323 for an effective yield of 0.120% (collateralized by various mortgage backed securities with coupon rates ranging from 2.250% to 8.000% and due dates ranging from 6/15/18 to 5/15/45, valued at $335,580,000)				$97,000,000	$97,000,000

Interest in $416,015,000 joint tri-party repurchase agreement dated 6/30/15 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 7/1/15 - maturity value of $97,015,296 for an effective yield of 0.110% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 3.500% and due dates ranging from 9/1/43 to 5/1/45, valued at $424,335,301)				97,015,000	97,015,000

Interest in $100,000,000 tri-party repurchase agreement dated 6/30/15 with Goldman, Sachs & Co. due 7/1/15 - maturity value of $100,000,361 for an effective yield of 0.130% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 4.000% and due dates ranging from 8/1/42 to 7/1/45, valued at $102,000,000)				100,000,000	100,000,000

Total repurchase agreements (cost $294,015,000)					$294,015,000

COMMERCIAL PAPER (22.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC 144A	0.210	8/7/15		$6,000,000	$5,998,705

American Honda Finance Corp.	0.140	8/6/15		11,900,000	11,898,334

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.280	10/29/15		15,325,000	15,310,697

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY (Japan)	0.240	7/28/15		7,700,000	7,698,614

BMW US Capital, LLC	0.130	7/13/15		6,000,000	5,999,740

BNP Paribas SA/New York, NY (France)	0.170	7/6/15		5,925,000	5,924,860

BPCE SA 144A (France)	0.125	7/10/15		6,000,000	5,999,813

Chevron Corp.	0.130	8/10/15		3,000,000	2,999,567

Coca-Cola Co. (The)	0.200	7/21/15		7,700,000	7,699,144

Coca-Cola Co. (The)	0.160	9/10/15		1,000,000	999,684

Coca-Cola Co. (The)	0.150	8/24/15		8,600,000	8,598,065

Commonwealth Bank of Australia 144A (Australia)	0.299	11/9/15		11,700,000	11,700,005

Commonwealth Bank of Australia 144A (Australia)	0.297	3/24/16		6,450,000	6,450,000

DnB Bank ASA 144A (Norway)	0.280	8/5/15		6,175,000	6,173,319

DnB Bank ASA 144A (Norway)	0.240	9/21/15		11,850,000	11,843,522

Export Development Canada (Canada)	0.120	8/18/15		11,800,000	11,798,112

HSBC Bank PLC 144A (United Kingdom)	0.274	10/2/15		4,000,000	4,000,000

National Australia Bank, Ltd. (Australia)	0.209	7/6/15		3,450,000	3,449,900

National Bank of Canada 144A (Canada)	0.210	7/23/15		7,400,000	7,399,050

Nestle Capital Corp.	0.170	8/10/15		12,725,000	12,722,596

Nestle Finance International, Ltd. (Switzerland)	0.190	8/20/15		5,225,000	5,223,621

Prudential PLC (United Kingdom)	0.160	8/12/15		12,000,000	11,997,760

Prudential PLC 144A (United Kingdom)	0.170	8/18/15		400,000	399,909

Roche Holdings, Inc. (Switzerland)	0.120	7/13/15		12,675,000	12,674,493

Roche Holdings, Inc. (Switzerland)	0.120	7/7/15		5,275,000	5,274,895

Simon Property Group LP	0.170	8/25/15		6,000,000	5,998,442

Simon Property Group LP	0.170	8/21/15		3,000,000	2,999,278

Simon Property Group LP 144A	0.200	9/9/15		3,064,000	3,062,808

Skandinaviska Enskilda Banken AB (Sweden)	0.210	9/10/15		2,365,000	2,364,021

State Street Corp.	0.200	9/16/15		17,750,000	17,742,407

Sumitomo Mitsui Banking Corp. (Japan)	0.341	9/25/15		17,875,000	17,860,482

Swedbank AB (Sweden)	0.230	9/9/15		11,800,000	11,794,723

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	0.130	7/10/15		3,475,000	3,474,887

Toyota Motor Credit Corp.	0.180	7/9/15		17,750,000	17,749,290

Total commercial paper (cost $273,280,743)					$273,280,743

ASSET-BACKED COMMERCIAL PAPER (14.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.230	8/3/15		$5,850,000	$5,848,767

Bedford Row Funding Corp. 144A	0.263	7/9/15		16,750,000	16,750,000

CAFCO, LLC 144A	0.170	8/25/15		5,925,000	5,923,461

Chariot Funding, LLC	0.170	8/25/15		7,525,000	7,523,046

Chariot Funding, LLC 144A	0.190	8/13/15		5,200,000	5,198,820

CIESCO, LLC	0.150	8/6/15		5,850,000	5,849,123

Collateralized Commercial Paper Co., LLC	0.250	9/14/15		9,450,000	9,445,078

CRC Funding, LLC	0.170	8/28/15		5,900,000	5,898,384

Fairway Finance, LLC 144A (Canada)	0.250	8/17/15		8,150,000	8,147,340

Jupiter Securitization Co., LLC	0.148	7/6/15		18,150,000	18,149,627

Liberty Street Funding, LLC (Canada)	0.180	7/20/15		1,800,000	1,799,829

MetLife Short Term Funding, LLC	0.210	10/19/15		600,000	599,615

MetLife Short Term Funding, LLC 144A	0.180	8/17/15		17,650,000	17,645,852

Old Line Funding, LLC 144A	0.240	8/14/15		18,000,000	17,994,720

Regency Markets No. 1, LLC 144A	0.170	7/27/15		8,600,000	8,598,944

Regency Markets No. 1, LLC 144A	0.170	7/15/15		10,000,000	9,999,339

Thunder Bay Funding, LLC 144A	0.240	8/21/15		18,000,000	17,993,880

Victory Receivables Corp. 144A (Japan)	0.190	7/20/15		10,425,000	10,423,955

Working Capital Management Co. 144A (Japan)	0.190	7/6/15		9,250,000	9,249,756

Total asset-backed commercial paper (cost $183,039,536)					$183,039,536

CERTIFICATES OF DEPOSIT (12.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of America, NA	0.190	8/3/15		$3,000,000	$3,000,247

Bank of Montreal/Chicago, IL (Canada)	0.310	11/6/15		9,800,000	9,800,000

Bank of Nova Scotia/Houston FRN	0.264	9/8/15		16,250,000	16,250,000

Canadian Imperial Bank of Commerce/New York, NY FRN	0.338	6/17/16		12,325,000	12,325,000

Canadian Imperial Bank of Commerce/New York, NY FRN	0.274	11/12/15		5,825,000	5,825,000

Credit Agricole Corporate and Investment Bank/New York (France)	0.150	7/2/15		5,950,000	5,950,000

HSBC Bank USA, NA FRN	0.309	12/7/15		11,725,000	11,725,000

JPMorgan Chase Bank, NA FRN	0.329	12/8/15		8,475,000	8,476,950

Nordea Bank Finland PLC/New York FRN	0.389	11/9/15		5,250,000	5,252,089

Nordea Bank Finland PLC/New York FRN	0.236	7/13/15		13,000,000	13,000,000

Rabobank Nederland NV/NY FRN (Netherlands)	0.285	7/17/15		9,050,000	9,050,411

Skandinaviska Enskilda Banken AB/New York, NY	0.210	7/8/15		5,000,000	5,000,068

Svenska Handelsbanken/New York, NY (Sweden)	0.220	9/8/15		18,050,000	18,050,173

Toronto-Dominion Bank/NY (Canada)	0.160	7/6/15		1,500,000	1,500,120

Toronto-Dominion Bank/NY FRN (Canada)	0.275	11/18/15		13,050,000	13,050,000

U.S. Bank, NA/Cincinnati, OH FRN	0.284	10/30/15		7,800,000	7,800,000

Wells Fargo Bank, NA FRN	0.289	9/14/15		3,000,000	3,000,315

Total certificates of deposit (cost $149,055,373)					$149,055,373

MUNICIPAL BONDS AND NOTES (8.3%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Illinois (0.8%)

University of Chicago Commercial Paper, Ser. A	0.101	7/7/15	P-1	$10,075,000	$10,074,832

					10,074,832
Indiana (0.9%)

Saint Joseph County Commercial Paper	0.140	7/16/15	P-1	11,000,000	10,999,358

					10,999,358
Maryland (1.6%)

Johns Hopkins University Commercial Paper, Ser. C	0.160	9/16/15	P-1	6,987,000	6,987,000

Johns Hopkins University Commercial Paper, Ser. C	0.150	7/22/15	P-1	1,375,000	1,375,000

Johns Hopkins University Commercial Paper, Ser. C	0.130	8/20/15	P-1	6,000,000	6,000,000

Johns Hopkins University Commercial Paper, Ser. C	0.130	8/18/15	P-1	5,000,000	5,000,000

					19,362,000
Michigan (0.7%)

Trinity Health Corporation Commercial Paper	0.120	8/11/15	P-1	8,300,000	8,298,866

					8,298,866
North Carolina (0.9%)

Duke University Commercial Paper, Ser. B-98	0.150	7/16/15	P-1	11,075,000	11,074,308

					11,074,308
Pennsylvania (1.1%)

Lehigh University Commercial Paper, Ser. A	0.170	7/16/15	P-1	7,575,000	7,574,463

Lehigh University Commercial Paper, Ser. A	0.130	8/20/15	P-1	6,400,000	6,398,844

					13,973,307
Texas (2.3%)

Texas A&M University Commercial Paper, Ser. B	0.180	9/17/15	P-1	4,500,000	4,500,000

Texas A&M University Commercial Paper, Ser. B	0.150	8/13/15	P-1	12,500,000	12,500,000

University of Texas System (The) Commercial Paper, Ser. B	0.160	9/15/15	P-1	11,800,000	11,800,000

					28,800,000

Total municipal bonds and notes (cost $102,582,671)					$102,582,671

CORPORATE BONDS AND NOTES (6.1%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY sr. unsec. notes	0.900	2/12/16		$2,850,000	$2,856,966

Bank of New York Mellon Corp. (The) sr. unsec. FRN	0.507	10/23/15		5,485,000	5,489,288

Bank of New York Mellon Corp. (The) sr. unsec. notes	0.700	10/23/15		2,200,000	2,201,885

General Electric Capital Corp. company guaranty sr. unsec. FRN, MTNA, Ser. A	0.461	10/6/15		7,525,000	7,529,958

General Electric Capital Corp. company guaranty sr. unsec. notes	1.625	7/2/15		3,500,000	3,500,133

General Electric Capital Corp. company guaranty sr. unsec. unsub. FRN	1.301	7/2/15		2,200,000	2,200,067

General Electric Capital Corp. company guaranty sr. unsec. unsub. FRN, Ser. MTN	1.029	8/11/15		3,950,000	3,953,698

General Electric Co. sr. unsec. notes	0.850	10/9/15		1,200,000	1,201,618

National Australia Bank, Ltd./New York sr. unsec. notes (Australia)	1.600	8/7/15		1,360,000	1,361,750

Royal Bank of Canada sr. unsec. unsub. notes, Ser. MTN (Canada)	0.800	10/30/15		4,440,000	4,445,305

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN, Ser. BKNT	0.334	10/1/15		12,000,000	12,001,751

Wells Fargo Bank, NA sr. unsec. FRN, Ser. MTN(M)	0.406	7/15/19		11,000,000	11,000,000

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	1.125	9/25/15		5,200,000	5,208,944

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	0.950	1/12/16		12,700,000	12,729,587

Total corporate bonds and notes (cost $75,680,950)					$75,680,950

U.S. TREASURY OBLIGATIONS (5.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury FRN	0.099	1/31/17		$12,500,000	$12,499,598

U.S. Treasury FRN	0.085	7/31/16		13,250,000	13,250,387

U.S. Treasury FRN	0.084	4/30/16		13,050,000	13,050,359

U.S. Treasury FRN	0.068	10/31/16		13,250,000	13,250,090

U.S. Treasury FRN	0.060	1/31/16		14,700,000	14,698,762

Total U.S. treasury obligations (cost $66,749,196)					$66,749,196

MUTUAL FUNDS (4.2%)(a)
	Yield (%)			Shares	Value

Putnam Money Market Liquidity Fund(AFF)	0.080			51,736,607	$51,736,607

Total mutual funds (cost $51,736,607)					$51,736,607

TIME DEPOSITS (3.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.080	7/1/15		$18,500,000	$18,500,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.060	7/1/15		6,000,000	6,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.030	7/1/15		18,500,000	18,500,000

Total time deposits (cost $43,000,000)					$43,000,000

TOTAL INVESTMENTS

Total investments (cost $1,239,140,076)(b)					$1,239,140,076

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,240,425,688.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$51,735,756	$851	$—	$30,920	$51,736,607
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	This security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.5%
	Canada	5.0
	Australia	4.5
	Sweden	4.1
	Japan	3.7
	Switzerland	2.3
	Cayman Islands	2.0
	Norway	1.5
	France	1.4
	United Kingdom	1.3
	Netherlands	0.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$183,039,536	$—
Certificates of deposit	—	149,055,373	—
Commercial paper	—	273,280,743	—
Corporate bonds and notes	—	75,680,950	—
Municipal bonds and notes	—	102,582,671	—
Mutual funds	51,736,607	—	—
Repurchase agreements	—	294,015,000	—
Time deposits	—	43,000,000	—
U.S. treasury obligations	—	66,749,196	—

Totals by level	$51,736,607	$1,187,403,469	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	Merrill Lynch, Pierce, Fenner and Smith, Inc.	Total

	Assets:
	Repurchase agreements	$97,000,000	$100,000,000	$97,015,000	$294,015,000

	Total Assets	$97,000,000	$100,000,000	$97,015,000	$294,015,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$97,000,000	$100,000,000	$97,015,000	$294,015,000
	Total collateral received (pledged)##†	$97,000,000	$100,000,000	$97,015,000
	Net amount	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015